Note 10 - Share Capital - Restricted Share Rights (Details) - Restricted share rights [member]	12 Months Ended
	Nov. 30, 2024 $ / shares		Nov. 30, 2023 $ / shares
Statement Line Items [Line Items]
Balance, Number of RSRs	366,530		229,426
Balance, Weighted Average Value (in CAD per share)	$ 1.23		$ 1.61
Granted, Number of RSRs	811,298		403,700
Granted, Weighted Average Value (in CAD per share)	$ 1.19		$ 1.23
Vested, Number of RSRs	(412,663)	[1]	(266,596)
Vested, Weighted Average Value (in CAD per share)	$ 1.23	[1]	$ 1.56
Balance, Number of RSRs	765,165		366,530
Balance, Weighted Average Value (in CAD per share)	$ 1.19		$ 1.23

[1]	Common shares pertaining to 74,375 RSRs which vested during the year ended November 30, 2024 were issued on December 2, 2024.